Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Schedule of Dividends Paid, Preferred Stock

			Dividend
Declaration Date	Record Date	Payment Date	Series A Per Share	Series A Aggregate	Series B Per Share	Series B Aggregate
			(In millions, except per share data)
November 15, 2011	November 30, 2011	December 15, 2011	$0.2527777	$7	$0.4062500	$24
August 15, 2011	August 31, 2011	September 15, 2011	$0.2555555	6	$0.4062500	24
May 16, 2011	May 31, 2011	June 15, 2011	$0.2555555	7	$0.4062500	24
March 7, 2011	February 28, 2011	March 15, 2011	$0.2500000	6	$0.4062500	24

				$26		$96

November 15, 2010	November 30, 2010	December 15, 2010	$0.2527777	$7	$0.4062500	$24
August 16, 2010	August 31, 2010	September 15, 2010	$0.2555555	6	$0.4062500	24
May 17, 2010	May 31, 2010	June 15, 2010	$0.2555555	7	$0.4062500	24
March 5, 2010	February 28, 2010	March 15, 2010	$0.2500000	6	$0.4062500	24

				$26		$96

November 16, 2009	November 30, 2009	December 15, 2009	$0.2527777	$7	$0.4062500	$24
August 17, 2009	August 31, 2009	September 15, 2009	$0.2555555	6	$0.4062500	24
May 15, 2009	May 31, 2009	June 15, 2009	$0.2555555	7	$0.4062500	24
March 5, 2009	February 28, 2009	March 16, 2009	$0.2500000	6	$0.4062500	24

				$26		$96

Schedule of Dividends Paid, Common Stock

			Dividend
			Per Share	Aggregate
Declaration Date	Record Date	Payment Date	(In millions, except per share data)
October 25, 2011	November 9, 2011	December 14, 2011	$0.74	$787
October 26, 2010	November 9, 2010	December 14, 2010	$0.74	$784	(1)
October 29, 2009	November 9, 2009	December 14, 2009	$0.74	$610

(1)	Includes dividends on convertible preferred stock (see “— Convertible Preferred Stock” above).

Components of compensation expense related to stock based compensation

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Stock Options	$58	$45	$55
Performance Shares (1)	68	29	11
Restricted Stock Units	18	10	3

Total compensation expenses	$144	$84	$69

Income tax benefits	$50	$29	$24

(1)

Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

Total unrecognized compensation expense related to stock based compensation and the expected weighted average period over which the expenses will be recognized

	December 31, 2011
	Expense	Weighted Average Period
	(In millions)	(Years)
Stock Options	$52	1.82
Performance Shares	$44	1.76
Restricted Stock Units	$23	1.82

Activity related to Stock Options

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(Years)	(In millions)
Outstanding at January 1, 2011	32,702,331	$38.47	5.30	$195
Granted (2)	5,471,447	$45.16
Exercised	(2,944,529)	$29.83
Expired	(317,342)	$42.32
Forfeited	(198,381)	$38.34

Outstanding at December 31, 2011	34,713,526	$40.22	5.35	$—

Aggregate number of stock options expected to vest at a future date as of December 31, 2011	33,596,536	$40.31	5.25	$—

Exercisable at December 31, 2011	24,345,356	$41.06	4.02	$—

(1)	The aggregate intrinsic value was computed using the closing share price on December 30, 2011 of $31.18 and December 31, 2010 of $44.44, as applicable.

(2)	The total fair value on the date of the grant was $78 million.

Weighted average assumptions used to determine the fair value of Stock Options issued

	Years Ended December 31,
	2011	2010	2009
Dividend yield	1.65%	2.11%	3.15%
Risk-free rate of return	0.29%-5.51%	0.35%-5.88%	0.73%-6.67%
Expected volatility	32.64%	34.41%	44.39%
Exercise multiple	1.69	1.75	1.76
Post-vesting termination rate	3.36%	3.64%	3.70%
Contractual term (years)	10	10	10
Expected life (years)	7	7	6
Weighted average exercise price of stock options granted	$45.16	$35.06	$23.61
Weighted average fair value of stock options granted	$14.27	$11.29	$8.37

Stock Option exercise activity

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Total intrinsic value of stock options exercised	$41	$22	$1
Cash received from exercise of stock options	$88	$52	$8
Tax benefit realized from stock options exercised	$14	$8	$—

Performance Share Activity

	Performance Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2011	4,155,574	$31.91
Granted (1)	1,783,070	$42.84
Forfeited	(89,725)	$32.79
Payable (2)	(824,825)	$57.95

Outstanding at December 31, 2011	5,024,094	$31.50

Performance Shares expected to vest at a future date as of December 31, 2011	4,729,890	$32.35

(1)	The total fair value on the date of the grant was $76 million.

(2)	Includes both shares paid and shares deferred for later payment.

Restricted Stock Unit Activity

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2011	937,172	$29.63
Granted (1)	734,159	$41.94
Forfeited	(61,160)	$35.36
Payable (2)	(47,322)	$44.35

Outstanding at December 31, 2011	1,562,849	$34.74

Restricted Stock Units expected to vest at a future date as of December 31, 2011	1,562,849	$34.74

(1)	The total fair value on the date of the grant was $31 million.

(2)	Includes both shares paid and shares deferred for later payment.

Liability Award Unit Activity

	Unit Options	Performance Units	Restricted Units
Outstanding at January 1, 2011	811,221	139,893	216,251
Granted	369,665	125,710	340,750
Exercised	(29,068)	—	—
Forfeited	(68,448)	(6,825)	(44,680)
Paid	—	(25,521)	(1,640)

Outstanding at December 31, 2011	1,083,370	233,257	510,681

Units expected to vest at a future date as of December 31, 2011	1,083,370	209,931	459,613

Schedules of statutory net income, and capital and surplus by subsidiary

Statutory net income (loss) (unaudited) was as follows:

		Years Ended December 31,
	State of Domicile	2011	2010	2009
			(In millions)
Metropolitan Life Insurance Company	New York	$1,970	$2,066	$1,221
American Life Insurance Company (1)	Delaware	$334	$803	N/A
MetLife Insurance Company of Connecticut	Connecticut	$46	$668	$81
Metropolitan Property and Casualty Company	Rhode Island	$41	$273	$266
Metropolitan Tower Life Insurance Company	Delaware	$63	$151	$57
MetLife Investors Insurance Company	Missouri	$94	$153	$49
Delaware American Life Insurance Company	Delaware	$13	$6	N/A

(1)	Represents approximate statutory net income (loss) (unaudited).

Statutory capital and surplus (unaudited) was as follows at:

	December 31,
	2011	2010
	(In millions)
Metropolitan Life Insurance Company	$13,507	$13,217
American Life Insurance Company (1)	$3,310	$4,321
MetLife Insurance Company of Connecticut	$5,133	$5,105
Metropolitan Property and Casualty Company	$1,857	$1,845
Metropolitan Tower Life Insurance Company	$828	$805
MetLife Investors Insurance Company	$600	$499
Delaware American Life Insurance Company	$51	$29

(1)	Represents approximate statutory capital and surplus (unaudited).

Dividend Payment Restrictions

	2012		2011				2010
Company	Permitted w/o Approval (1)		Paid (2)		Permitted w/o Approval (3)		Paid (2)		Permitted w/o Approval (3)
	(In millions)
Metropolitan Life Insurance Company	$1,350		$1,321	(4)	$1,321		$631	(4)	$1,262
American Life Insurance Company	$168	(5)	$661		$661	(5)	$—	(6)	$511	(5)
MetLife Insurance Company of Connecticut	$504		$517		$517		$330		$659
Metropolitan Property and Casualty Insurance Company	$—		$30		$—		$260		$—
Metropolitan Tower Life Insurance Company	$82		$80		$80		$569	(7)	$93
MetLife Investors Insurance Company	$18		$—		$—		$—		$—
Delaware American Life Insurance Company	$12		$—		$—		$—		$—

(1)

Reflects dividend amounts that may be paid during 2012 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2012, some or all of such dividends may require regulatory approval.

(2)	All amounts paid, including those requiring regulatory approval.

(3)	Reflects dividend amounts that could have been paid during the relevant year without prior regulatory approval.

(4)	Includes securities transferred to MetLife, Inc. of $170 million and $399 million during the years ended December 31, 2011 and 2010, respectively.

(5)	Reflects approximate dividend amounts permitted to be paid without prior regulatory approval.

(6)	Reflects the respective dividends paid since the Acquisition Date. See Note 2.

(7)	Includes shares of an affiliate distributed to MetLife, Inc. as an in-kind dividend of $475 million.

Other Comprehensive Income (Loss)

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Holding gains (losses) on investments arising during the year	$13,945	$10,092	$18,548
Income tax effect of holding gains (losses)	(4,783)	(3,516)	(6,243)
Reclassification adjustments for recognized holding (gains) losses included in current year income	755	(733)	1,464
Income tax effect of reclassification adjustments	(260)	255	(493)
Unrealized investment loss of subsidiary at the date of disposal	(105)	—	—
Income tax on unrealized investment loss of subsidiary at the date of disposal	37	—	—
Allocation of holding (gains) losses on investments relating to other policyholder amounts	(6,248)	(2,598)	(2,515)
Income tax effect of allocation of holding (gains) losses to other policyholder amounts	2,146	905	840
Allocation of holding (gains) losses on investments relating to other policyholder amounts of subsidiary at the date of disposal	93	—	—
Income tax effect of allocation of holding (gains) losses on investments relating to other policyholder amounts of subsidiary at the date of disposal	(33)	—	—

Net unrealized investment gains (losses), net of income tax	5,547	4,405	11,601
Foreign currency translation adjustments, net of income tax expense (benefit) of $162 million, ($226) million and $12 million	(146)	(354)	29
Foreign currency translation adjustments of subsidiary at the date of disposal	(7)	—	—
Defined benefit plans adjustment, net of income tax expense (benefit) of ($266) million, $69 million and ($71) million	(494)	96	(102)

Other comprehensive income (loss), net of income tax	4,900	4,147	11,528
Other comprehensive (income) loss attributable to noncontrolling interests	38	(5)	11

Other comprehensive income (loss) attributable to MetLife, Inc., excluding cumulative effect of change in accounting principle	4,938	4,142	11,539
Cumulative effect of change in accounting principle, net of income tax expense (benefit) of $0, $27 million and ($207) million (see Note 1)	—	52	(335)

Other comprehensive income (loss) attributable to MetLife, Inc.	$4,938	$4,194	$11,204